LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2023	December 31, 2022
	Unaudited	Audited

Balance at January 1,	4,744	$4,396
Grants received	68	212
Royalties paid	(35)	(31)
Amounts recorded in profit or loss	107	167

	4,884	$4,744

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of June 30, 2023, the Company received accumulative grants amounting to $9,018 (including accrued interest), of which $3,562 were repaid to date.